Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value [Abstract]
Valuation charge on other real estate owned	$ 547	$ 350
Financing Receivable, Individually Evaluated for Credit Loss	25,768	24,388
Financing Receivable, Allowance for Credit Loss, Individually Evaluated	0	0
Financing Receivable, after Allowance for Credit Loss	5,200,255	5,047,810
Financing Receivable, Allowance for Credit Loss, Writeoff	320	939	$ 547
Residential Mortgage [Member]
Fair Value [Abstract]
Financing Receivable, Individually Evaluated for Credit Loss	23,663	23,833
Financing Receivable, Allowance for Credit Loss, Individually Evaluated	0	0
Financing Receivable, Allowance for Credit Loss, Writeoff	99	328	$ 371
Nonrecurring [Member]
Fair Value [Abstract]
Financing Receivable, Individually Evaluated for Credit Loss	25,800
Nonrecurring [Member] | Residential Mortgage [Member]
Fair Value [Abstract]
Financing Receivable, Individually Evaluated for Credit Loss		24,400
Financing Receivable, Allowance for Credit Loss, Individually Evaluated	0	0
Financing Receivable, after Allowance for Credit Loss	185	0
Financing Receivable, Allowance for Credit Loss, Writeoff	99	0
Nonrecurring [Member] | Carrying Value [Member]
Fair Value [Abstract]
Other real estate owned	$ 1,394	$ 2,174